Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense for Intangible Assets	Jun. 30, 2024 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2025	$ 102,188
2026	65,392
2027	21,946
2028	11,396
Thereafter	3,111
Total	$ 204,033